================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:.   David Labiak
         ------------------------------
Title:   Chief Financial Officer
         ------------------------------
Phone:   (336) 282-9302
         ------------------------------

Signature, Place, and Date of Signing:

    /s/ David Labiak          Greensboro, North Carolina          May 12, 2004
    -----------------         --------------------------          ------------
       [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:       45
                                        ---------------

Form 13F Information Table Value Total:     96,529
                                        ---------------
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                                                     Voting Authority
                     Title of           Value in                Investment  Other   -------------------
   Name of Issuer     Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
   --------------    -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital       COM    01855A101  1,783    43,266   SH      Sole              43,266
Alpha Industries       COM    020753109    746    47,367   SH      Sole              47,367
American Express       COM    025816109  5,772   139,753   SH      Sole             139,753
American Home Prods    COM    026609107  5,567    94,761   SH      Sole              94,761
Applied Materials      COM    038222105    266     6,100   SH      Sole               6,100
ArvinMeritor           COM    043353101  1,372    99,962   SH      Sole              99,962
Bank of America        COM    060505104  1,901    34,716   SH      Sole              34,716
Bank One               COM    06423A103    570    15,751   SH      Sole              15,751
Bristol-Myers Squibb   COM    110122108    306     5,150   SH      Sole               5,150
Caterpillar            COM    149123101  4,785   107,819   SH      Sole             107,819
Central Parking        COM    154785109  3,699   203,253   SH      Sole             203,253
CenturyTel             COM    156700106  2,470    85,916   SH      Sole              85,916
Cisco Systems          COM    17275R102  1,977   125,005   SH      Sole             125,005
Citigroup              COM    172967101  4,604   102,364   SH      Sole             102,364
Claire's Stores        COM    179584107  2,285   129,113   SH      Sole             129,113
Clear Channel          COM    184502102  3,063    56,254   SH      Sole              56,254
Conexant Systems       COM    207142100    105    11,800   SH      Sole              11,800
Dana                   COM    235811106  1,686    98,129   SH      Sole              98,129
Dollar General         COM    256669102  3,555   173,901   SH      Sole             173,901
Equifax                COM    294429105  2,744    87,809   SH      Sole              87,809
Ericsson Comm          COM    294821608    286    51,071   SH      Sole              51,071
Family Dollar Stores   COM    307000109    980    38,115   SH      Sole              38,115
Fannie Mae             COM    313586109  1,273    15,997   SH      Sole              15,997
Freddie Mac            COM    313400301  2,919    45,026   SH      Sole              45,026
Gillette               COM    375766102  2,617    83,949   SH      Sole              83,949
H.J. Heinz             COM    423074103  1,692    42,100   SH      Sole              42,100
Hasbro                 COM    418056107  2,692   208,675   SH      Sole             208,675
Hewlett-Packard        COM    428236103  1,791    57,289   SH      Sole              57,289
Honeywell              COM    438516106  1,733    42,471   SH      Sole              42,471
Intel                  COM    458140100  2,473    93,999   SH      Sole              93,999

ITXC                   COM 45069F109   619 108,322 SH  Sole        108,322
JNI                    COM 46622G105   130  17,273 SH  Sole         17,273
Johnson & Johnson      COM 478160104 1,651  18,875 SH  Sole         18,875
Leggett & Platt        COM 524660107 3,022 157,130 SH  Sole        157,130
McDonald's             COM 580135101 2,455  92,479 SH  Sole         92,479
Newell Rubbermaid      COM 651229106 5,288 199,537 SH  Sole        199,537
Nokia                  COM 654902204 2,702 112,580 SH  Sole        112,580
Pharmanetics           COM 71713J107 2,052 241,354 SH  Sole        241,354
PNC Financial          COM 693475105   296   4,373 SH  Sole          4,373
Qualcomm               COM 747525103   849  14,988 SH  Sole         14,988
Servicemaster          COM 81760N109 4,317 384,418 SH  Sole        384,418
Tellabs                COM 879664100   797  19,600 SH  Sole         19,600
Union Planters         COM 908068109 1,489  38,680 SH  Sole         38,680
United States Cellular COM 911684108   366   5,765 SH  Sole          5,765
Wind River Systems     COM 973149107 2,784 119,741 SH  Sole        119,741